Operating Leases (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Mar. 01, 2024	Jun. 30, 2022
Operating Leases [Line Items]
Recognized losses	$ (7,690)
Arising from penalties	54,592
Lease term		48 months	2 years	5 years
Rent expenses	240,771	$ 497,746
Car Lease Arrangement [Member]
Operating Leases [Line Items]
Recognized losses	$ (62,282)
Maximum [Member]
Operating Leases [Line Items]
Remaining lease term	38 months
Minimum [Member]
Operating Leases [Line Items]
Remaining lease term	24 months
Operating Leases [Member]
Operating Leases [Line Items]
Recognized losses	$ (62,282)